Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
14.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	December 31, 2021	December 31, 2020
Customer relationship	$172,614	$168,583
License	2,181,213	2,130,269
Non-Compete Agreements	2,699,056	2,636,015
Less: Accumulated amortization	1,929,489	957,000
	$3,123,394	$3,977,867

Amortization expenses totaled $938,900, $877,245 and $33,138 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The following table sets forth the Company’s amortization expenses for the twelve months ending December 31 of the following years:

2022	$948,689
2023	872,550
2024	218,121
2025	218,121
2026	218,121
Thereafter	647,792
$3,123,394